Average Annual Total Returns - Class K - BLACKROCK BASIC VALUE FUND, INC.	Oct. 28, 2020
RussellThousandValueIndex [Member]
Average Annual Return:
1 Year	26.54%
5 Years	8.29%
10 Years	11.80%
Class K Shares
Average Annual Return:
1 Year	24.32%
5 Years	6.90%
10 Years	10.30%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	20.85%
5 Years	4.08%
10 Years	7.63%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	16.72%
5 Years	5.02%
10 Years	7.90%